UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q



             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number       811-21650
                                   --------------------------------


                                   ASA LIMITED
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


11 SUMMER STREET, 4TH FLOOR, BUFFALO, NEW YORK                       14209-2256
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(Address of principal executive offices)                             (Zip Code)

JPMorgan Chase Bank
3 Chase MetroTech Center
BROOKLYN, NY 11245
-------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:         (716) 883-2428
                                                    ----------------------------


Date of fiscal year end:   NOVEMBER 30, 2007
                         -------------------------------------------------------


Date of reporting period:  FEBRUARY 28, 2007
                           -----------------------------------------------------

Item 1.  Schedule of Investments
ASA (Bermuda) Limited
Schedule of Investments  (Unaudited)
February 28, 2007

                                                                                            Percent of
Name of Company                                      Number of Shares      Market Value     Net Assets
------------------------------------------------------------------------------------------------------
Ordinary Shares of Gold Mining Companies
Australia
Newcrest Mining Limited - ADRs                            3,000,000        $ 53,294,670            7.8%
------------------------------------------------------------------------------------------------------
Canada
Barrick Gold Corporation                                    925,000          27,629,750            4.0
Goldcorp Inc.                                             1,250,000          33,550,000            4.9
Meridian Gold Inc. (1)                                      800,000          21,952,000            3.2
------------------------------------------------------------------------------------------------------
                                                                             83,131,750           12.1
------------------------------------------------------------------------------------------------------
Channel Islands

Randgold Resources Limited  - ADRs                          900,000          20,610,000            3.0
------------------------------------------------------------------------------------------------------
Peru
Compania de Minas Buenaventura - ADRs                       900,000          24,939,000            3.6
------------------------------------------------------------------------------------------------------
South Africa
AngloGold Ashanti Limited                                 2,245,894          99,133,761           14.4
Gold Fields Limited                                       6,859,977         120,941,395           17.6
Harmony Gold Mining Company Limited (1)                     292,459           4,047,633            0.6
Harmony Gold Mining Company Limited-ADRs (1)              2,166,400          29,982,976            4.4
------------------------------------------------------------------------------------------------------
                                                                            254,105,765           37.0
------------------------------------------------------------------------------------------------------
United States
Newmont Mining Corporation                                  520,368          23,468,597            3.4
------------------------------------------------------------------------------------------------------
Total ordinary shares of
     gold mining companies (Cost - $150,067,400)                            459,549,782           66.9
------------------------------------------------------------------------------------------------------
Ordinary Shares of Other Mining Companies
South Africa

Anglo Platinum Limited                                      520,100          74,094,467           10.8
Impala Platinum Holdings Limited                          1,722,400          49,075,297            7.1
------------------------------------------------------------------------------------------------------
                                                                            123,169,764           17.9
------------------------------------------------------------------------------------------------------
United Kingdom
Anglo American plc                                        1,280,000          60,736,307            8.8
Lonmin PLC - ADRs                                           450,000          27,627,588            4.0
------------------------------------------------------------------------------------------------------
                                                                             88,363,895           12.8
======================================================================================================
Total ordinary shares of
     other mining companies (Cost - $25,909,431)                            211,533,659           30.7
------------------------------------------------------------------------------------------------------
Total investments  (Cost - $175,976,831) (2)                                671,083,441           97.6
Cash, receivables, deferred pension and other assets less liabilities        16,258,730            2.4
------------------------------------------------------------------------------------------------------

Net Assets                                                                 $687,342,171          100.0%
------------------------------------------------------------------------------------------------------

ADR - American Depositary Receipt.

   (1) Non-income producing security.

   (2) Cost of investments shown approximates cost for U.S. federal income tax purposes, determined in accordance with U.S. income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at February 28, 2007 were $495,541,104 and ($434,494), respectively, resulting in net unrealized appreciation on investments of $495,106,610.

ADR - American Depository Receipt

Note - Effective March 1, 2007 the Company's name was changed back to ASA
       Limited.

Item 2.  Controls and Procedures.

        (a) The Chairman of the Board, President and Treasurer, in his capacities as principal executive officer and principal financial officer of registrant, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on his evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

        (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

             The certification required by Rule 30a-2(a) under the Act is attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    ASA Limited

                              By   /S/ ROBERT J.A. IRWIN
                                   -------------------------
                                       Robert J.A. Irwin
                       Chairman of the Board, President and Treasurer

Date:  April 27, 2007




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

                                    By   /S/ ROBERT J.A. IRWIN
                                         -------------------------
                                             Robert J.A. Irwin
                             Chairman of the Board, President and Treasurer
                                    (Principal Executive Officer and
                                       Principal Financial Officer)

Date:  April 27, 2007